INVESTMENT IN ASSOCIATES (Details Narrative) - Waterproof [Member]	1 Months Ended
	Nov. 30, 2015 USD ($) shares	Apr. 15, 2015 USD ($) shares
IfrsStatementLineItems [Line Items]
Percentage of ownership interest		49.00%
Amount of cash consideration		$ 386,179
Number of share issued as consideration | shares		100,000
Value for share issued as consideration		$ 101,627
Number of common shares issued to finder as fees | shares	40,000
Value for number of common shares issued to finder as fees	$ 46,650